UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies Focused Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/16 is included with this Form.

Value Line Larger Companies Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (98.9%)

	CONSUMER DISCRETIONARY (23.5%)

	APPAREL (3.1%)
68,000	Michael Kors Holdings, Ltd. *	$3,181,720
75,000	NIKE, Inc. Class B	3,948,750
		7,130,470
	AUTO MANUFACTURERS (1.2%)
13,000	Tesla Motors, Inc. *(1)	2,652,390

	HOME BUILDERS (1.7%)
135,000	Toll Brothers, Inc. *	4,031,100

	INTERNET (8.5%)
13,500	Amazon.com, Inc. *	11,303,685
45,000	Netflix, Inc. *	4,434,750
2,800	Priceline Group, Inc. (The) *	4,120,172
		19,858,607
	MEDIA (2.2%)
56,000	Walt Disney Co. (The)	5,200,160

	RETAIL (6.8%)
160,000	Starbucks Corp.	8,662,400
45,000	TJX Companies, Inc. (The)	3,365,100
109,000	Urban Outfitters, Inc. *	3,762,680
		15,790,180
		54,662,907
	CONSUMER STAPLES (7.4%)
	BEVERAGES (4.2%)
32,000	Constellation Brands, Inc. Class A	5,327,680
30,000	Monster Beverage Corp. *	4,404,300
		9,731,980
	COSMETICS/PERSONAL CARE (1.4%)
38,000	Estee Lauder Companies, Inc. (The) Class A	3,365,280

	RETAIL (1.8%)
47,000	CVS Health Corp.	4,182,530
		17,279,790
	FINANCIALS (4.1%)
	DIVERSIFIED FINANCIALS (4.1%)
8,000	BlackRock, Inc.	2,899,680
121,000	Blackstone Group L.P. (The)	3,089,130
110,000	Charles Schwab Corp. (The)	3,472,700
		9,461,510
		9,461,510
	HEALTH CARE (28.1%)
	BIOTECHNOLOGY (18.5%)
86,000	Alexion Pharmaceuticals, Inc. *	10,538,440
16,000	Biogen, Inc. *	5,008,480
50,000	BioMarin Pharmaceutical, Inc. *	4,626,000

Shares		Value
107,000	Celgene Corp. *	$11,184,710
24,000	Intercept Pharmaceuticals, Inc. *(1)	3,950,160
88,000	Vertex Pharmaceuticals, Inc. *	7,674,480
		42,982,270
	HEALTHCARE PRODUCTS (4.6%)
73,000	Edwards Lifesciences Corp. *	8,800,880
50,000	Zeltiq Aesthetics, Inc. *	1,961,000
		10,761,880
	PHARMACEUTICALS (1.7%)
16,500	Allergan PLC *	3,800,115

	SOFTWARE (3.3%)
56,000	Cerner Corp. *	3,458,000
76,000	Medidata Solutions, Inc. *	4,237,760
		7,695,760
		65,240,025
	INDUSTRIALS (1.5%)
	AIRLINES (1.5%)
90,000	Delta Air Lines, Inc.	3,542,400

	INFORMATION TECHNOLOGY (34.3%)
	AUTO PARTS & EQUIPMENT (1.9%)
104,000	Mobileye N.V. *(1)	4,427,280

	COMMERCIAL SERVICES (2.1%)
120,000	PayPal Holdings, Inc. *	4,916,400

	COMPUTERS (1.4%)
70,000	Cognizant Technology Solutions Corp. Class A *	3,339,700

	DIVERSIFIED FINANCIALS (3.7%)
105,000	Visa, Inc. Class A	8,683,500

	INTERNET (15.9%)
40,000	Alibaba Group Holding, Ltd. ADR *	4,231,600
15,000	Alphabet, Inc. Class A *	12,060,900
100,000	Facebook, Inc. Class A *	12,827,000
92,000	GrubHub, Inc. *	3,955,080
265,000	Pandora Media, Inc. *(1)	3,797,450
		36,872,030
	SEMICONDUCTORS (2.9%)
65,000	NXP Semiconductors N.V. *	6,630,650

	SOFTWARE (6.4%)
250,000	Activision Blizzard, Inc.	11,075,000
74,000	Akamai Technologies, Inc. *	3,921,260
		14,996,260
		79,865,820
	TOTAL COMMON STOCKS (Cost $183,020,587) (98.9%)	230,052,452

1

September 30, 2016

Shares		Value
SHORT-TERM INVESTMENTS (5.7%)
	MONEY MARKET FUNDS (5.7%)
3,772,960	State Street Institutional Liquid Reserves Fund	$3,772,960
9,588,492	State Street Navigator Securities Lending Prime Portfolio (2)	9,588,492

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,361,452) (5.7%)	13,361,452

	TOTAL INVESTMENT SECURITIES (104.6%) (Cost $196,382,039)	$243,413,904

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-4.6%)		(10,732,646)

NET ASSETS (3) (100%)		$232,681,258

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($232,681,258 ÷ 8,392,682 shares outstanding)		$27.72

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2016, the market value of the securities on loan was $9,553,230.
(2)	Securities with an aggregate market value of $9,553,230 were out on loan in exchange for $9,588,492 of cash collateral as of September 30, 2016. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $196,382,039, aggregate gross unrealized appreciation was $54,193,426, aggregate gross unrealized depreciation was $7,161,561 and the net unrealized appreciation was $47,031,865.
ADR	American Depositary Receipt.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$230,052,452	$—	$—	$230,052,452
Short-Term Investments	13,361,452	—	—	13,361,452
Total Investments in Securities	$243,413,904	$—	$—	$243,413,904

*	See Schedule of Investments for further classification.

See Notes to Financial Statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 29, 2016